SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Summary of the changes in the fair value of the Company's Level 3 financial liabilities on recurring basis - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Summary of the changes in the fair value of the Company's Level 3 financial liabilities on recurring basis [Abstract]
Balance October 31, 2014	$ 3,688,187	$ 3,236,281
Accretion of interest on patent obligation	519,946	451,906
Royalty payment applied to patent acquisition obligation	(36,257)
Balance	$ 4,171,876	$ 3,688,187